Vanguard® Multi-Sector Income Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.5%)
	United States Treasury Note/Bond	1.625%	10/31/26	1,000	936
	United States Treasury Note/Bond	1.875%	2/15/41	300	216
	United States Treasury Note/Bond	2.250%	5/15/41	287	219
[1]	United States Treasury Note/Bond	3.250%	5/15/42	229	202
[1]	United States Treasury Note/Bond	3.375%	8/15/42	103	92
	United States Treasury Note/Bond	3.625%	5/15/26–5/15/53	2,366	2,308
[2]	United States Treasury Note/Bond	3.750%	4/15/26	3,159	3,131
	United States Treasury Note/Bond	3.875%	8/15/33–5/15/43	1,344	1,315
	United States Treasury Note/Bond	4.000%	11/15/52	56	55
	United States Treasury Note/Bond	4.250%	5/15/39	61	63
	United States Treasury Note/Bond	4.375%	8/15/26–11/30/30	912	919
	United States Treasury Note/Bond	4.500%	11/15/25–8/15/39	590	612
	United States Treasury Note/Bond	4.625%	9/30/30–2/15/40	1,161	1,221
Total U.S. Government and Agency Obligations (Cost $11,171)					11,289
Corporate Bonds (73.2%)
Australia (0.3%)
	Commonwealth Bank of Australia	5.316%	3/13/26	250	254
	Rio Tinto Finance USA plc	5.000%	3/9/33	50	52
[3]	Westpac Banking Corp.	2.894%	2/4/30	100	96
					402
Brazil (0.3%)
[3]	Braskem Netherlands Finance BV	5.875%	1/31/50	200	140
	Petrobras Global Finance BV	8.750%	5/23/26	20	21
	Vale Overseas Ltd.	6.125%	6/12/33	200	207
					368
Canada (2.3%)
[4]	1011778 BC ULC	3.875%	1/15/28	180	170
[4]	1011778 BC ULC	3.500%	2/15/29	200	185
[4]	Air Canada	3.875%	8/15/26	270	258
	Bank of Montreal	3.088%	1/10/37	95	77
[3]	Bank of Nova Scotia	3.450%	4/11/25	200	196
[4]	Baytex Energy Corp.	8.500%	4/30/30	40	41
[4]	Bombardier Inc.	8.750%	11/15/30	300	320
	Canadian Natural Resources Ltd.	2.950%	7/15/30	40	35
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
	Enbridge Inc.	5.700%	3/8/33	300	312
[4]	Garda World Security Corp.	7.750%	2/15/28	60	62
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	80	78
[4]	Hudbay Minerals Inc.	6.125%	4/1/29	150	148
[4]	NOVA Chemicals Corp.	8.500%	11/15/28	200	210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	4.900%	3/27/28	25	25
	Nutrien Ltd.	4.200%	4/1/29	100	98
[4]	Ontario Gaming GTA LP	8.000%	8/1/30	50	52
[4]	Ritchie Bros Holdings Inc.	6.750%	3/15/28	65	67
[3]	Royal Bank of Canada	4.900%	1/12/28	350	354
[3]	Toronto-Dominion Bank	5.532%	7/17/26	100	102
	TransAlta Corp.	7.750%	11/15/29	50	53
[4]	Videotron Ltd.	3.625%	6/15/29	180	165
					3,017
Chile (0.2%)
[4]	Sociedad Quimica y Minera de Chile SA	6.500%	11/7/33	200	212
China (0.1%)
	NXP BV	5.000%	1/15/33	140	140
France (0.8%)
[4]	Altice France SA	5.125%	7/15/29	400	311
[4]	BNP Paribas SA	5.894%	12/5/34	100	105
[4]	BPCE SA	5.975%	1/18/27	140	141
[4]	SNF Group SACA	3.125%	3/15/27	410	373
[4]	SNF Group SACA	3.375%	3/15/30	70	60
[4]	Societe Generale SA	1.792%	6/9/27	40	36
					1,026
Germany (1.1%)
[4]	Daimler Truck Finance North America LLC	5.400%	9/20/28	150	153
[4]	Daimler Truck Finance North America LLC	5.500%	9/20/33	150	153
[3]	Deutsche Bank AG	3.961%	11/26/25	400	393
	Deutsche Bank AG	7.146%	7/13/27	150	156
	Deutsche Bank AG	6.819%	11/20/29	150	158
[4]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	200	205
[4]	Volkswagen Group of America Finance LLC	6.450%	11/16/30	200	213
					1,431
Ireland (0.8%)
	AerCap Ireland Capital DAC	2.450%	10/29/26	370	343
	AerCap Ireland Capital DAC	6.100%	1/15/27	200	204
	AerCap Ireland Capital DAC	5.750%	6/6/28	150	153
[4]	GGAM Finance Ltd.	8.000%	2/15/27	375	385
					1,085
Israel (0.5%)
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	25	24
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	310	334
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	225	246
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	180	121
					725
Japan (1.0%)
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	200	193
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	200	204
[3]	Mizuho Financial Group Inc.	2.201%	7/10/31	50	42
	Mizuho Financial Group Inc.	5.748%	7/6/34	70	72
	Nomura Holdings Inc.	2.172%	7/14/28	150	132
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	430	440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	50	42
[4]	Sumitomo Mitsui Trust Bank Ltd.	5.650%	3/9/26	200	202
					1,327
Macao (0.1%)
	Sands China Ltd.	5.650%	8/8/28	40	40
[4]	Studio City Co. Ltd.	7.000%	2/15/27	50	49
					89
Netherlands (0.4%)
[4]	UPC Broadband Finco BV	4.875%	7/15/31	200	176
[4]	UPC Holding BV	5.500%	1/15/28	165	156
[4]	VZ Secured Financing BV	5.000%	1/15/32	30	26
[4]	Ziggo BV	4.875%	1/15/30	140	124
					482
Norway (0.0%)
[4]	Seadrill Finance Ltd.	8.375%	8/1/30	25	26
Poland (0.5%)
[4]	Canpack SA	3.125%	11/1/25	290	276
[4]	Canpack SA	3.875%	11/15/29	520	446
					722
Spain (0.1%)
	Banco Santander SA	6.607%	11/7/28	100	107
	Banco Santander SA	6.921%	8/8/33	50	53
					160
Switzerland (1.4%)
	Credit Suisse AG	2.950%	4/9/25	150	145
	Credit Suisse AG	5.000%	7/9/27	50	50
	Credit Suisse AG	7.500%	2/15/28	50	55
	UBS AG	5.800%	9/11/25	800	810
[4]	UBS Group AG	6.327%	12/22/27	200	206
[4]	UBS Group AG	4.282%	1/9/28	300	290
[4]	UBS Group AG	4.194%	4/1/31	250	233
					1,789
United Kingdom (2.2%)
	Barclays plc	7.119%	6/27/34	230	245
	BAT Capital Corp.	3.557%	8/15/27	61	58
	BAT Capital Corp.	7.750%	10/19/32	180	203
	BAT Capital Corp.	6.421%	8/2/33	85	89
	BAT International Finance plc	5.931%	2/2/29	100	104
	Diageo Capital plc	5.500%	1/24/33	100	106
	HSBC Holdings plc	5.887%	8/14/27	275	279
[3]	HSBC Holdings plc	2.013%	9/22/28	200	178
	HSBC Holdings plc	6.161%	3/9/29	200	207
	HSBC Holdings plc	7.399%	11/13/34	70	77
	Lloyds Banking Group plc	5.871%	3/6/29	200	205
	National Grid plc	5.602%	6/12/28	70	72
	NatWest Group plc	5.516%	9/30/28	200	201
[3]	NatWest Group plc	3.754%	11/1/29	200	195
[4]	Rolls-Royce plc	3.625%	10/14/25	265	256
[4]	Standard Chartered plc	7.767%	11/16/28	145	157
[4]	Virgin Media Secured Finance plc	4.500%	8/15/30	140	125
[4]	Vmed O2 UK Financing I plc	4.250%	1/31/31	250	219
					2,976
United States (61.1%)
	AbbVie Inc.	4.250%	11/14/28	233	232
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	280	284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AEP Texas Inc.	5.400%	6/1/33	50	51
	AES Corp.	5.450%	6/1/28	50	51
	AES Corp.	2.450%	1/15/31	100	84
[3]	Alabama Power Co.	1.450%	9/15/30	100	81
	Albemarle Corp.	4.650%	6/1/27	5	5
[4]	Albertsons Cos. Inc.	6.500%	2/15/28	200	203
[4]	Allison Transmission Inc.	4.750%	10/1/27	210	204
	Allstate Corp.	5.250%	3/30/33	40	41
	Amazon.com Inc.	4.700%	12/1/32	70	72
	Ameren Corp.	5.700%	12/1/26	540	553
	Ameren Illinois Co.	4.950%	6/1/33	50	51
[4]	American Airlines Inc.	5.500%	4/20/26	125	124
[4]	American Airlines Inc.	7.250%	2/15/28	94	95
[4]	American Airlines Inc.	8.500%	5/15/29	200	212
	American Axle & Manufacturing Inc.	5.000%	10/1/29	290	257
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	100	95
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	120	107
	American Electric Power Co. Inc.	5.200%	1/15/29	190	193
	American Express Co.	3.950%	8/1/25	110	108
	American Express Co.	5.850%	11/5/27	90	94
	American Express Co.	6.489%	10/30/31	200	217
	American Tower Corp.	2.100%	6/15/30	50	42
	Amgen Inc.	5.150%	3/2/28	165	169
	Amgen Inc.	3.000%	2/22/29	90	85
	Amgen Inc.	5.250%	3/2/30	250	257
[4]	Antero Resources Corp.	5.375%	3/1/30	80	77
[4]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	260	220
[4]	Arsenal AIC Parent LLC	8.000%	10/1/30	315	331
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	50	46
[4]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	215	157
	AT&T Inc.	2.750%	6/1/31	155	136
	AT&T Inc.	5.400%	2/15/34	58	60
[4]	AthenaHealth Group Inc.	6.500%	2/15/30	160	145
	Atmos Energy Corp.	5.900%	11/15/33	50	54
	AutoZone Inc.	6.250%	11/1/28	40	43
[4]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	215	226
[4]	Axalta Coating Systems LLC	4.750%	6/15/27	160	155
	B&G Foods Inc.	5.250%	9/15/27	160	146
[4]	B&G Foods Inc.	8.000%	9/15/28	140	147
	Ball Corp.	4.875%	3/15/26	100	100
	Ball Corp.	6.875%	3/15/28	125	129
	Ball Corp.	6.000%	6/15/29	75	77
	Ball Corp.	2.875%	8/15/30	250	214
	Ball Corp.	3.125%	9/15/31	60	52
[3]	Bank of America Corp.	3.384%	4/2/26	370	360
	Bank of America Corp.	1.734%	7/22/27	183	168
	Bank of America Corp.	5.933%	9/15/27	450	459
[3]	Bank of America Corp.	3.970%	3/5/29	50	48
[3]	Bank of America Corp.	2.087%	6/14/29	100	88
[3]	Bank of America Corp.	4.271%	7/23/29	90	87
[3]	Bank of America Corp.	3.194%	7/23/30	100	91
[3]	Bank of America Corp.	1.922%	10/24/31	180	146
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	40	38
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	100	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	4.543%	2/1/29	100	99
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	100	106
	Bath & Body Works Inc.	6.875%	11/1/35	75	76
[4]	Bausch & Lomb Escrow Corp.	8.375%	10/1/28	85	90
[4]	Beacon Roofing Supply Inc.	4.125%	5/15/29	100	91
[4]	Beacon Roofing Supply Inc.	6.500%	8/1/30	200	205
	Becton Dickinson & Co.	4.693%	2/13/28	125	126
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	90	85
[4]	Big River Steel LLC	6.625%	1/31/29	110	112
[4]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	69	54
	Block Inc.	3.500%	6/1/31	45	40
	Boeing Co.	2.750%	2/1/26	433	414
	Boeing Co.	3.625%	2/1/31	190	177
	Boyd Gaming Corp.	4.750%	12/1/27	150	145
[4]	Boyne USA Inc.	4.750%	5/15/29	175	165
	BP Capital Markets America Inc.	4.234%	11/6/28	228	227
	BP Capital Markets America Inc.	3.633%	4/6/30	45	43
	Bristol-Myers Squibb Co.	3.400%	7/26/29	45	43
	Bristol-Myers Squibb Co.	1.450%	11/13/30	50	41
	Bristol-Myers Squibb Co.	5.750%	2/1/31	30	32
	Broadcom Inc.	4.150%	11/15/30	440	420
[4]	Broadcom Inc.	4.150%	4/15/32	65	61
	Broadcom Inc.	4.300%	11/15/32	100	96
[4]	Broadcom Inc.	3.419%	4/15/33	90	79
[4]	Cable One Inc.	4.000%	11/15/30	269	218
[4]	Caesars Entertainment Inc.	7.000%	2/15/30	30	31
[4]	Caesars Resort Collection LLC	5.750%	7/1/25	90	90
[4]	Calpine Corp.	4.500%	2/15/28	75	71
[4]	Calpine Corp.	5.125%	3/15/28	370	355
[4]	Calpine Corp.	4.625%	2/1/29	175	163
[4]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	205	209
	Capital One Financial Corp.	7.149%	10/29/27	580	602
	Capital One Financial Corp.	6.312%	6/8/29	100	103
[3]	Capital One Financial Corp.	7.624%	10/30/31	260	285
	Capital One Financial Corp.	5.817%	2/1/34	245	244
[4]	Carnival Corp.	5.750%	3/1/27	340	331
[4]	Carnival Corp.	9.875%	8/1/27	60	63
[4]	Carnival Corp.	4.000%	8/1/28	130	121
[4]	Carnival Corp.	6.000%	5/1/29	175	168
[4]	Carnival Corp.	10.500%	6/1/30	5	5
[4]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	90	98
[4]	Carrier Global Corp.	5.800%	11/30/25	80	81
[4]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	210	184
[4]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	165	144
[4]	CCO Holdings LLC	5.000%	2/1/28	80	77
[4]	CCO Holdings LLC	6.375%	9/1/29	80	79
[4]	CCO Holdings LLC	4.750%	3/1/30	480	439
[4]	Cedar Fair LP	5.500%	5/1/25	90	90
	Centene Corp.	2.450%	7/15/28	240	214
	Centene Corp.	3.000%	10/15/30	90	78
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	40	41
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	10	10
[4]	Central Parent LLC	8.000%	6/15/29	155	162
	Charles Schwab Corp.	5.643%	5/19/29	60	62
	Charles Schwab Corp.	6.196%	11/17/29	70	73
[4]	Chart Industries Inc.	7.500%	1/1/30	20	21
[4]	Chart Industries Inc.	9.500%	1/1/31	210	229
	Charter Communications Operating LLC	4.908%	7/23/25	310	307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC	6.150%	11/10/26	500	511
[4]	Chemours Co.	5.750%	11/15/28	10	10
[4]	Chemours Co.	4.625%	11/15/29	540	474
	Cheniere Energy Partners LP	4.000%	3/1/31	130	118
	Cheniere Energy Partners LP	3.250%	1/31/32	30	26
[4]	Cheniere Energy Partners LP	5.950%	6/30/33	35	36
[4]	Churchill Downs Inc.	4.750%	1/15/28	280	266
[4]	Churchill Downs Inc.	5.750%	4/1/30	65	63
	Citigroup Inc.	4.400%	6/10/25	185	183
	Citigroup Inc.	3.700%	1/12/26	100	98
[3]	Citigroup Inc.	3.668%	7/24/28	140	133
	Citigroup Inc.	4.125%	7/25/28	75	72
[3]	Citigroup Inc.	2.666%	1/29/31	195	169
[4]	Civitas Resources Inc.	8.375%	7/1/28	100	105
[4]	Civitas Resources Inc.	8.625%	11/1/30	250	266
[4]	Civitas Resources Inc.	8.750%	7/1/31	155	165
[4]	Clarios Global LP	6.250%	5/15/26	80	80
[4]	Clarios Global LP	8.500%	5/15/27	275	277
[4]	Clean Harbors Inc.	4.875%	7/15/27	80	78
[4]	Clean Harbors Inc.	6.375%	2/1/31	20	20
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	90	87
[4]	Clearway Energy Operating LLC	3.750%	2/15/31	140	123
[4]	Clearway Energy Operating LLC	3.750%	1/15/32	124	108
[4]	Cleveland-Cliffs Inc.	6.750%	3/15/26	110	111
[4]	Cleveland-Cliffs Inc.	6.750%	4/15/30	100	101
[4]	Cloud Software Group Inc.	6.500%	3/31/29	115	110
[4]	Cloud Software Group Inc.	9.000%	9/30/29	295	280
	CNH Industrial Capital LLC	4.550%	4/10/28	300	296
[4]	CNX Resources Corp.	6.000%	1/15/29	140	135
[4]	CNX Resources Corp.	7.375%	1/15/31	15	15
[4]	CommScope Inc.	8.250%	3/1/27	150	79
[4]	CommScope Inc.	7.125%	7/1/28	125	60
[4]	Community Health Systems Inc.	8.000%	3/15/26	173	173
[4]	Community Health Systems Inc.	4.750%	2/15/31	150	118
	Conagra Brands Inc.	5.300%	10/1/26	55	56
[3]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	50	47
	Constellation Brands Inc.	2.250%	8/1/31	50	42
	Corebridge Financial Inc.	3.500%	4/4/25	10	10
	Corebridge Financial Inc.	3.650%	4/5/27	60	58
	Corebridge Financial Inc.	3.850%	4/5/29	10	9
	Corebridge Financial Inc.	3.900%	4/5/32	60	54
[4]	Coty Inc.	5.000%	4/15/26	6	6
[4]	Coty Inc.	4.750%	1/15/29	100	96
[4]	Coty Inc.	6.625%	7/15/30	250	257
[4]	Credit Acceptance Corp.	9.250%	12/15/28	375	401
[4]	CrownRock LP	5.625%	10/15/25	190	190
[4]	CSC Holdings LLC	5.750%	1/15/30	95	59
[4]	CSC Holdings LLC	4.125%	12/1/30	180	137
[4]	CSC Holdings LLC	4.625%	12/1/30	100	60
[4]	CSC Holdings LLC	3.375%	2/15/31	25	18
[4]	CSC Holdings LLC	4.500%	11/15/31	225	170
	CubeSmart LP	2.500%	2/15/32	45	37
	CVS Health Corp.	4.300%	3/25/28	153	150
	CVS Health Corp.	5.300%	6/1/33	200	205
	Dana Inc.	4.500%	2/15/32	40	35
[4]	DaVita Inc.	3.750%	2/15/31	220	181
	Dell International LLC	5.850%	7/15/25	305	308
	Dell International LLC	4.900%	10/1/26	325	326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Delta Air Lines Inc.	7.000%	5/1/25	165	168
[4]	Delta Air Lines Inc.	4.750%	10/20/28	741	729
	Devon Energy Corp.	5.850%	12/15/25	100	101
[4]	Diamond Foreign Asset Co.	8.500%	10/1/30	285	291
	Diamondback Energy Inc.	3.125%	3/24/31	5	4
[4]	Directv Financing LLC	5.875%	8/15/27	195	183
	Discovery Communications LLC	4.125%	5/15/29	500	474
[4]	DISH Network Corp.	11.750%	11/15/27	550	574
[4]	DT Midstream Inc.	4.125%	6/15/29	460	424
[3]	DTE Energy Co.	3.400%	6/15/29	50	47
	Duke Energy Corp.	5.000%	12/8/27	10	10
	Duke Energy Progress LLC	3.400%	4/1/32	50	45
	eBay Inc.	1.400%	5/10/26	539	499
	eBay Inc.	5.950%	11/22/27	10	10
[4]	Element Solutions Inc.	3.875%	9/1/28	245	226
[4]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	95	98
[4]	Energizer Holdings Inc.	4.750%	6/15/28	222	207
[4]	Energizer Holdings Inc.	4.375%	3/31/29	70	63
	Energy Transfer LP	4.400%	3/15/27	70	68
[3]	Energy Transfer LP	5.500%	6/1/27	164	166
	Energy Transfer LP	5.250%	4/15/29	70	71
	Energy Transfer LP	6.400%	12/1/30	165	177
	Energy Transfer LP	5.750%	2/15/33	40	41
[4]	EnLink Midstream LLC	5.625%	1/15/28	110	108
[4]	Entegris Escrow Corp.	4.750%	4/15/29	55	53
[4]	Entegris Escrow Corp.	5.950%	6/15/30	250	248
[4]	Entegris Inc.	4.375%	4/15/28	115	109
	Enterprise Products Operating LLC	2.800%	1/31/30	160	145
	Enterprise Products Operating LLC	5.350%	1/31/33	10	10
[4]	EQM Midstream Partners LP	7.500%	6/1/27	30	31
	EQM Midstream Partners LP	5.500%	7/15/28	100	99
[4]	EQM Midstream Partners LP	7.500%	6/1/30	150	162
[4]	EQM Midstream Partners LP	4.750%	1/15/31	275	257
	EQT Corp.	6.125%	2/1/25	25	25
[4]	ERAC USA Finance LLC	4.600%	5/1/28	80	80
	ERP Operating LP	2.500%	2/15/30	40	35
	Exelon Corp.	5.150%	3/15/28	60	61
	Exelon Corp.	3.350%	3/15/32	80	72
	Extra Space Storage LP	5.900%	1/15/31	130	136
	Fifth Third Bancorp	1.707%	11/1/27	20	18
	Fifth Third Bancorp	3.950%	3/14/28	100	96
	Fifth Third Bancorp	4.055%	4/25/28	586	558
	Fifth Third Bancorp	6.339%	7/27/29	100	104
	Fifth Third Bancorp	4.337%	4/25/33	100	93
[3]	Fifth Third Bank NA	3.950%	7/28/25	100	98
[3]	FirstEnergy Corp.	1.600%	1/15/26	50	47
	FirstEnergy Corp.	2.650%	3/1/30	210	182
[4]	FirstEnergy Transmission LLC	2.866%	9/15/28	80	73
	FMC Corp.	5.650%	5/18/33	60	60
	Ford Motor Co.	9.625%	4/22/30	5	6
	Ford Motor Credit Co. LLC	2.700%	8/10/26	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	110	103
	Ford Motor Credit Co. LLC	6.800%	5/12/28	320	334
	Ford Motor Credit Co. LLC	7.200%	6/10/30	95	101
[4]	Fortrea Holdings Inc.	7.500%	7/1/30	45	46
	Fox Corp.	6.500%	10/13/33	75	81
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	9
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	295	273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Frontier Communications Holdings LLC	5.875%	11/1/29	75	64
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	100	85
[4]	Gartner Inc.	4.500%	7/1/28	300	284
[4]	Gates Global LLC	6.250%	1/15/26	180	180
	GE HealthCare Technologies Inc.	5.650%	11/15/27	250	259
	General Motors Financial Co. Inc.	4.350%	1/17/27	275	270
	General Motors Financial Co. Inc.	5.000%	4/9/27	125	125
	General Motors Financial Co. Inc.	3.850%	1/5/28	50	48
	General Motors Financial Co. Inc.	5.850%	4/6/30	120	124
	General Motors Financial Co. Inc.	6.400%	1/9/33	60	64
	Genesis Energy LP	8.250%	1/15/29	150	155
	Georgia Power Co.	3.250%	3/30/27	100	95
	Georgia Power Co.	4.700%	5/15/32	20	20
	Georgia Power Co.	4.950%	5/17/33	122	123
[4]	Georgia-Pacific LLC	2.300%	4/30/30	50	43
[4]	Global Atlantic Fin Co.	7.950%	6/15/33	230	255
	Global Payments Inc.	2.150%	1/15/27	40	37
	Global Payments Inc.	5.400%	8/15/32	150	152
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	270	265
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	260	265
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	50	47
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	345	314
[4]	Graphic Packaging International LLC	3.750%	2/1/30	150	136
[4]	Greystar Real Estate Partners LLC	7.750%	9/1/30	25	26
[4]	GTCR W-2 Merger Sub LLC	7.500%	1/15/31	110	117
	Haleon US Capital LLC	3.625%	3/24/32	15	14
[4]	Hanesbrands Inc.	9.000%	2/15/31	250	245
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	40	37
	HCA Inc.	3.625%	3/15/32	100	89
	Helmerich & Payne Inc.	2.900%	9/29/31	30	25
	Hess Corp.	7.300%	8/15/31	5	6
	Highwoods Realty LP	7.650%	2/1/34	32	35
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	55	51
	Home Depot Inc.	1.875%	9/15/31	5	4
	Home Depot Inc.	3.250%	4/15/32	55	51
	HSBC USA Inc.	5.625%	3/17/25	300	302
	Huntington Bancshares Inc.	6.208%	8/21/29	200	206
	Huntington Bancshares Inc.	5.023%	5/17/33	100	97
	Huntington National Bank	4.552%	5/17/28	1,000	966
[4]	Imola Merger Corp.	4.750%	5/15/29	430	408
	Intel Corp.	4.875%	2/10/28	80	81
	Intel Corp.	5.125%	2/10/30	140	145
	Intel Corp.	5.200%	2/10/33	30	31
	Intercontinental Exchange Inc.	2.100%	6/15/30	40	35
[4]	IQVIA Inc.	6.250%	2/1/29	350	365
[4]	IQVIA Inc.	6.500%	5/15/30	67	69
[4]	ITC Holdings Corp.	4.950%	9/22/27	370	371
	J M Smucker Co.	6.200%	11/15/33	95	104
	Jacobs Engineering Group Inc.	5.900%	3/1/33	100	102
	JBS USA LUX SA	5.750%	4/1/33	40	40
[4]	JBS USA LUX SA	6.750%	3/15/34	55	58
	JPMorgan Chase & Co.	1.578%	4/22/27	150	138
	JPMorgan Chase & Co.	1.470%	9/22/27	187	169
	JPMorgan Chase & Co.	4.323%	4/26/28	50	49
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	50	48
	JPMorgan Chase & Co.	1.953%	2/4/32	228	186
	JPMorgan Chase & Co.	2.580%	4/22/32	45	38
	JPMorgan Chase & Co.	4.586%	4/26/33	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	205	190
[4]	Kaiser Aluminum Corp.	4.500%	6/1/31	65	56
	KB Home	7.250%	7/15/30	30	31
	Kenvue Inc.	5.000%	3/22/30	60	62
	Keurig Dr Pepper Inc.	3.200%	5/1/30	50	46
	Kinder Morgan Inc.	4.800%	2/1/33	45	43
[4]	Kinetik Holdings LP	6.625%	12/15/28	250	255
	KLA Corp.	4.650%	7/15/32	20	20
	Kraft Heinz Foods Co.	3.750%	4/1/30	159	152
	L3Harris Technologies Inc.	5.400%	7/31/33	120	125
[4]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	100	99
[4]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	145	131
	Lamar Media Corp.	3.750%	2/15/28	200	189
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/30	365	337
[4]	Level 3 Financing Inc.	4.250%	7/1/28	120	60
[4]	Level 3 Financing Inc.	3.875%	11/15/29	100	85
[4]	Level 3 Financing Inc.	10.500%	5/15/30	255	249
[4]	LifePoint Health Inc.	11.000%	10/15/30	255	269
[4]	Lithia Motors Inc.	4.625%	12/15/27	110	106
[4]	Lithia Motors Inc.	3.875%	6/1/29	200	181
[4]	Live Nation Entertainment Inc.	4.875%	11/1/24	85	84
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	120	119
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	110	112
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	150	141
	Lockheed Martin Corp.	5.250%	1/15/33	229	243
	LPL Holdings Inc.	6.750%	11/17/28	140	149
	M&T Bank Corp.	4.553%	8/16/28	686	662
	M&T Bank Corp.	7.413%	10/30/29	460	495
	M&T Bank Corp.	5.053%	1/27/34	30	28
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	200	199
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	420	411
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	120	117
[4]	Masonite International Corp.	5.375%	2/1/28	155	150
[4]	Match Group Holdings II LLC	4.625%	6/1/28	30	29
[4]	Match Group Holdings II LLC	3.625%	10/1/31	160	138
[4]	McAfee Corp.	7.375%	2/15/30	205	188
[4]	Medline Borrower LP	3.875%	4/1/29	215	194
[4]	Medline Borrower LP	5.250%	10/1/29	100	94
	Merck & Co. Inc.	2.150%	12/10/31	30	26
[4]	Meritage Homes Corp.	3.875%	4/15/29	130	120
[4]	Michaels Cos. Inc.	5.250%	5/1/28	130	104
	MidAmerican Energy Co.	3.100%	5/1/27	100	96
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	984	986
	Mondelez International Inc.	2.750%	4/13/30	28	25
[3]	Morgan Stanley	4.000%	7/23/25	50	49
	Morgan Stanley	5.050%	1/28/27	145	145
[3]	Morgan Stanley	1.512%	7/20/27	180	164
	Morgan Stanley	2.475%	1/21/28	100	93
	Morgan Stanley	5.123%	2/1/29	50	50
[3]	Morgan Stanley	5.164%	4/20/29	300	301
[3]	Morgan Stanley	3.622%	4/1/31	140	129
[3]	Morgan Stanley	1.794%	2/13/32	25	20
	Morgan Stanley	4.889%	7/20/33	50	49
	Morgan Stanley	5.297%	4/20/37	40	39
	MPLX LP	4.000%	3/15/28	45	43
	MPLX LP	5.000%	3/1/33	35	34
	MPT Operating Partnership LP	4.625%	8/1/29	185	134
	MPT Operating Partnership LP	3.500%	3/15/31	75	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nasdaq Inc.	5.350%	6/28/28	250	257
	Navient Corp.	9.375%	7/25/30	295	311
[4]	NCL Corp. Ltd.	5.875%	2/15/27	215	212
[4]	NCL Corp. Ltd.	8.125%	1/15/29	20	21
[4]	NCL Corp. Ltd.	7.750%	2/15/29	35	35
	Netflix Inc.	4.375%	11/15/26	505	503
	Netflix Inc.	5.875%	11/15/28	258	273
	Newell Brands Inc.	5.200%	4/1/26	30	30
	Newell Brands Inc.	6.375%	9/15/27	288	287
	Newell Brands Inc.	6.625%	9/15/29	27	27
	Newmont Corp.	2.800%	10/1/29	150	137
[4]	News Corp.	3.875%	5/15/29	345	319
[4]	Nexstar Media Inc.	5.625%	7/15/27	50	49
[4]	Nexstar Media Inc.	4.750%	11/1/28	120	111
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	170	172
[4]	NextEra Energy Operating Partners LP	4.250%	7/15/24	173	171
	NiSource Inc.	5.250%	3/30/28	30	31
	NiSource Inc.	5.400%	6/30/33	20	21
	NNN REIT Inc.	5.600%	10/15/33	50	52
[4]	Novelis Corp.	3.250%	11/15/26	200	188
[4]	Novelis Corp.	4.750%	1/30/30	41	39
[4]	Novelis Corp.	3.875%	8/15/31	46	41
	Nucor Corp.	3.125%	4/1/32	10	9
	Occidental Petroleum Corp.	6.625%	9/1/30	50	53
	Occidental Petroleum Corp.	6.125%	1/1/31	25	26
	Occidental Petroleum Corp.	6.600%	3/15/46	10	11
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	280	253
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	230	245
[4]	Olympus Water US Holding Corp.	6.250%	10/1/29	140	125
	OneMain Finance Corp.	3.500%	1/15/27	440	408
	OneMain Finance Corp.	3.875%	9/15/28	75	66
	OneMain Finance Corp.	9.000%	1/15/29	100	106
	OneMain Finance Corp.	7.875%	3/15/30	55	57
	ONEOK Inc.	5.550%	11/1/26	40	41
	ONEOK Inc.	5.800%	11/1/30	55	57
	Oracle Corp.	6.250%	11/9/32	50	54
[4]	Organon & Co.	4.125%	4/30/28	251	231
[4]	Organon & Co.	5.125%	4/30/31	305	260
[4]	Outfront Media Capital LLC	4.250%	1/15/29	210	189
[4]	Outfront Media Capital LLC	7.375%	2/15/31	300	317
[4]	Owens & Minor Inc.	6.625%	4/1/30	15	14
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	35	36
	Pacific Gas & Electric Co.	3.450%	7/1/25	80	78
	Pacific Gas & Electric Co.	2.100%	8/1/27	190	171
	Pacific Gas & Electric Co.	6.950%	3/15/34	60	66
[4]	Pactiv Evergreen Group Issuer Inc.	4.000%	10/15/27	140	132
[4]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	100	94
	Paramount Global	4.950%	1/15/31	135	128
	Paramount Global	4.200%	5/19/32	400	358
	Parker-Hannifin Corp.	3.250%	6/14/29	300	282
[4]	Penn Entertainment Inc.	4.125%	7/1/29	140	120
[4]	Pennsylvania Electric Co.	5.150%	3/30/26	40	40
[4]	PennyMac Financial Services Inc.	7.875%	12/15/29	250	258
[4]	Penske Truck Leasing Co. LP	6.050%	8/1/28	50	52
	PepsiCo Inc.	2.750%	3/19/30	75	69
[4]	Performance Food Group Inc.	6.875%	5/1/25	375	377
[4]	Performance Food Group Inc.	5.500%	10/15/27	70	69
[4]	Performance Food Group Inc.	4.250%	8/1/29	160	147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Permian Resources Operating LLC	7.750%	2/15/26	240	244
[4]	Permian Resources Operating LLC	6.875%	4/1/27	15	15
[4]	Permian Resources Operating LLC	5.875%	7/1/29	85	83
[4]	Permian Resources Operating LLC	9.875%	7/15/31	25	28
[4]	Permian Resources Operating LLC	7.000%	1/15/32	265	273
	Pfizer Inc.	1.700%	5/28/30	25	21
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	170	170
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	25	25
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	145	145
	Philip Morris International Inc.	5.125%	11/17/27	20	20
	Philip Morris International Inc.	4.875%	2/15/28	50	51
	Philip Morris International Inc.	5.625%	11/17/29	20	21
	Philip Morris International Inc.	5.125%	2/15/30	50	51
	Philip Morris International Inc.	5.500%	9/7/30	5	5
	Philip Morris International Inc.	5.750%	11/17/32	20	21
	Pioneer Natural Resources Co.	1.900%	8/15/30	100	85
	Pioneer Natural Resources Co.	2.150%	1/15/31	60	51
	PNC Financial Services Group Inc.	5.354%	12/2/28	145	147
	PNC Financial Services Group Inc.	5.582%	6/12/29	150	153
	PNC Financial Services Group Inc.	6.037%	10/28/33	250	261
	PNC Financial Services Group Inc.	5.068%	1/24/34	10	10
	PNC Financial Services Group Inc.	6.875%	10/20/34	100	111
[4]	Post Holdings Inc.	5.500%	12/15/29	134	129
[4]	Post Holdings Inc.	4.625%	4/15/30	236	218
	Public Storage Operating Co.	1.950%	11/9/28	100	89
	Range Resources Corp.	8.250%	1/15/29	350	364
	Realty Income Corp.	4.625%	11/1/25	155	154
	Realty Income Corp.	2.200%	6/15/28	192	172
	Republic Services Inc.	5.000%	4/1/34	40	41
[4]	Rocket Mortgage LLC	3.625%	3/1/29	150	136
[4]	Rocket Mortgage LLC	3.875%	3/1/31	100	88
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	200	186
[4]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	418	444
[4]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	30	32
[4]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	240	251
	RTX Corp.	5.750%	11/8/26	500	514
	RTX Corp.	2.250%	7/1/30	250	216
	Ryder System Inc.	6.600%	12/1/33	125	139
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	60	61
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	100	98
	Sabra Health Care LP	3.200%	12/1/31	30	25
	Santander Holdings USA Inc.	6.499%	3/9/29	50	52
	SBA Communications Corp.	3.875%	2/15/27	200	192
	SBA Communications Corp.	3.125%	2/1/29	100	90
[4]	Scripps Escrow Inc.	5.875%	7/15/27	40	35
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	25	18
[4]	Seagate HDD Cayman	8.250%	12/15/29	55	59
[4]	Seagate HDD Cayman	8.500%	7/15/31	40	43
[4]	Sealed Air Corp.	4.000%	12/1/27	380	358
[4]	Sealed Air Corp.	6.125%	2/1/28	55	56
[4]	Sealed Air Corp.	5.000%	4/15/29	255	248
[4]	Sealed Air Corp.	7.250%	2/15/31	300	318
	Service Corp. International	3.375%	8/15/30	380	334
[4]	Sirius XM Radio Inc.	4.000%	7/15/28	200	185
[3]	Southern Co.	3.700%	4/30/30	75	71
[4]	Spirit AeroSystems Inc.	9.375%	11/30/29	202	221
[4]	Spirit AeroSystems Inc.	9.750%	11/15/30	460	495
	Spirit Realty LP	2.700%	2/15/32	45	38

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sprint Capital Corp.	6.875%	11/15/28	210	228
	Sprint Capital Corp.	8.750%	3/15/32	200	247
	Sprint LLC	7.625%	3/1/26	100	104
[4]	SS&C Technologies Inc.	5.500%	9/30/27	95	94
[4]	Star Parent Inc.	9.000%	10/1/30	175	185
[4]	Summit Materials LLC	7.250%	1/15/31	150	158
[4]	Sunoco LP	7.000%	9/15/28	175	181
	Take-Two Interactive Software Inc.	3.700%	4/14/27	10	10
	Tapestry Inc.	7.350%	11/27/28	190	199
	Targa Resources Corp.	6.150%	3/1/29	105	110
	Targa Resources Corp.	6.125%	3/15/33	45	47
	Targa Resources Corp.	6.500%	3/30/34	105	114
	Targa Resources Partners LP	4.000%	1/15/32	8	7
	Teledyne Technologies Inc.	2.750%	4/1/31	20	17
	Tenet Healthcare Corp.	6.250%	2/1/27	80	80
	Tenet Healthcare Corp.	5.125%	11/1/27	100	98
	Tenet Healthcare Corp.	6.125%	10/1/28	280	279
	Tenet Healthcare Corp.	4.250%	6/1/29	40	37
[4]	Tenet Healthcare Corp.	6.750%	5/15/31	315	322
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	155	141
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	95	98
	T-Mobile USA Inc.	2.625%	4/15/26	470	447
	T-Mobile USA Inc.	2.625%	2/15/29	153	138
	T-Mobile USA Inc.	3.375%	4/15/29	100	93
	T-Mobile USA Inc.	3.875%	4/15/30	115	109
[4]	TopBuild Corp.	3.625%	3/15/29	125	113
	Toyota Motor Credit Corp.	4.625%	1/12/28	100	101
	Toyota Motor Credit Corp.	4.550%	5/17/30	200	201
[4]	TransDigm Inc.	6.250%	3/15/26	80	80
[4]	TransDigm Inc.	6.750%	8/15/28	615	631
[4]	TransDigm Inc.	6.875%	12/15/30	80	82
[4]	TransDigm Inc.	7.125%	12/1/31	200	210
[4]	Transocean Inc.	11.500%	1/30/27	50	52
[4]	Transocean Inc.	8.750%	2/15/30	489	512
[4]	Transocean Titan Financing Ltd.	8.375%	2/1/28	75	78
[4]	Triumph Group Inc.	9.000%	3/15/28	192	204
[3]	Truist Financial Corp.	6.047%	6/8/27	80	81
[3]	Truist Financial Corp.	7.161%	10/30/29	60	65
[3]	Truist Financial Corp.	6.123%	10/28/33	15	16
	Union Pacific Corp.	3.000%	4/15/27	45	43
[4]	United Airlines Inc.	4.375%	4/15/26	160	156
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	175	177
[4]	United Natural Foods Inc.	6.750%	10/15/28	290	235
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	140	139
[4]	United Wholesale Mortgage LLC	5.500%	4/15/29	50	47
	UnitedHealth Group Inc.	5.250%	2/15/28	5	5
	UnitedHealth Group Inc.	5.350%	2/15/33	20	21
[4]	Univision Communications Inc.	5.125%	2/15/25	53	53
[4]	Univision Communications Inc.	8.000%	8/15/28	330	341
[4]	Univision Communications Inc.	7.375%	6/30/30	195	195
[3]	US Bancorp	4.548%	7/22/28	80	79
	US Bancorp	5.775%	6/12/29	330	339
[3]	US Bancorp	3.000%	7/30/29	45	41
[3]	US Bancorp	4.967%	7/22/33	190	180
	US Bancorp	4.839%	2/1/34	250	240
	US Bancorp	5.836%	6/12/34	100	103
[4]	US Foods Inc.	6.875%	9/15/28	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	US Foods Inc.	4.750%	2/15/29	250	238
[4]	US Foods Inc.	7.250%	1/15/32	30	31
[4]	USI Inc.	7.500%	1/15/32	135	138
[4]	Vail Resorts Inc.	6.250%	5/15/25	70	70
[4]	Valaris Ltd.	8.375%	4/30/30	505	517
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	250	225
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	5	5
[4]	Venture Global LNG Inc.	8.125%	6/1/28	95	96
[4]	Venture Global LNG Inc.	9.500%	2/1/29	480	507
[4]	Venture Global LNG Inc.	8.375%	6/1/31	340	340
[4]	Veralto Corp.	5.500%	9/18/26	230	234
	Verizon Communications Inc.	1.680%	10/30/30	50	41
	Verizon Communications Inc.	2.355%	3/15/32	86	72
[4]	Viper Energy Inc.	7.375%	11/1/31	60	62
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	100	96
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	90	83
[4]	Vistra Operations Co. LLC	5.125%	5/13/25	25	25
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	75	74
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	80	78
[4]	Vistra Operations Co. LLC	4.375%	5/1/29	350	325
[4]	Vistra Operations Co. LLC	7.750%	10/15/31	180	187
	VMware LLC	1.800%	8/15/28	30	26
	VMware LLC	4.700%	5/15/30	161	159
	VMware LLC	2.200%	8/15/31	60	50
	Warnermedia Holdings Inc.	3.755%	3/15/27	16	15
	Warnermedia Holdings Inc.	4.054%	3/15/29	205	194
	Warnermedia Holdings Inc.	4.279%	3/15/32	50	46
[3]	Wells Fargo & Co.	4.100%	6/3/26	100	98
[3]	Wells Fargo & Co.	2.393%	6/2/28	125	114
[3]	Wells Fargo & Co.	5.574%	7/25/29	110	112
[3]	Wells Fargo & Co.	4.897%	7/25/33	75	73
	Wells Fargo & Co.	5.389%	4/24/34	125	125
[3]	Wells Fargo & Co.	5.557%	7/25/34	70	71
	Wells Fargo & Co.	6.491%	10/23/34	100	109
[3]	Wells Fargo Bank NA	5.450%	8/7/26	100	102
[4]	WESCO Distribution Inc.	7.125%	6/15/25	320	322
[4]	Williams Scotsman Inc.	7.375%	10/1/31	30	32
[4]	WMG Acquisition Corp.	3.750%	12/1/29	370	339
[4]	WR Grace Holdings LLC	5.625%	8/15/29	200	177
[4]	WR Grace Holdings LLC	7.375%	3/1/31	325	325
					80,772
Total Corporate Bonds (Cost $94,894)					96,749
Floating Rate Loan Interests (2.6%)
Luxembourg (0.0%)
[5]	Belron Finance US LLC Dollar Fourth Incremental Term Loan, TSFR3M + 2.500%	7.995%	4/18/29	15	15
United States (2.6%)
[5]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.427%	4/20/28	409	420
[5]	Asurion LLC B-11 Term Loan, TSFR1M + 4.250%	9.706%	8/19/28	199	199
[5]	Axalta Coating Systems Dutch Holding B B.V. Dollar Term Loan B-5, TSFR3M + 2.500%	7.848%	12/20/29	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Bausch Health Cos. Inc. Second Amendment Term Loan, TSFR1M + 5.250%	10.706%	2/1/27	51	41
[5]	Chemours Co. Tranche B-3 Term Loan, TSFR1M + 3.500%	8.856%	8/18/28	166	165
[5]	Clarios Global LP First Lien Term Loan, TSFR1M + 3.750%	9.106%	5/6/30	75	75
[5]	Cloud Software Group Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.948%	3/30/29	338	331
[5]	DaVita Inc. Tranche B-1 Term Loan, TSFR1M + 1.750%	7.220%	8/12/26	44	44
[5]	Directv Financing LLC Term Loan, TSFR3M + 5.000%	10.650%	8/2/27	48	48
[5]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	9.448%	7/21/28	36	36
[5]	First Student Bidco Inc. Initial Term Loan B, TSFR3M + 3.000%	8.652%	7/21/28	400	397
[5]	First Student Bidco Inc. Initial Term Loan C, TSFR3M + 3.000%	8.652%	7/21/28	122	122
[5]	GTCR W Merger Sub LLC Term Loan B, TSFR1M + 3.000%	8.336%	9/20/30	10	10
[5]	HUB International Ltd. Term Loan, TSFR3M + 4.250%	9.662%	6/20/30	40	40
[5]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	9.193%	3/1/29	188	186
[5]	Medline Borrower LP Initial Dollar Term Loan, TSFR1M + 3.000%	8.470%	10/23/28	79	79
[5]	Mileage Plus Holdings LLC Initial Term Loan, TSFR3M + 5.250%	10.770%	6/21/27	313	323
[5]	NCR Atleos LLC Term Loan B, TSFR1M + 4.750%	10.206%	3/27/29	85	85
[5]	SBA Senior Finance II LLC Initial Term Loan, TSFR1M + 1.750%	7.210%	4/11/25	171	171
[5]	SkyMiles IP Ltd. Initial Term Loan, TSFR3M + 3.750%	9.166%	10/20/27	252	258
[5]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.706%	3/22/29	18	18
[5]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.706%	3/22/29	30	30
[5]	Star Parent Inc. Term Loan, TSFR3M + 4.000%	9.348%	9/27/30	235	233
[5]	Wyndham Hotels & Resorts Inc. Term Loan B, TSFR1M + 2.250%	7.706%	5/24/30	88	88
					3,400
Total Floating Rate Loan Interests (Cost $3,375)					3,415
Sovereign Bonds (14.0%)
Angola (0.1%)
[3]	Republic of Angola	8.750%	4/14/32	200	176
Argentina (0.3%)
[3]	Argentine Republic	3.625%	7/9/35	625	212
[3]	Argentine Republic	4.250%	1/9/38	580	229
					441
Azerbaijan (0.2%)
[3,6]	Southern Gas Corridor CJSC	6.875%	3/24/26	200	204
Brazil (0.2%)
	Federative Republic of Brazil	6.250%	3/18/31	200	208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bulgaria (0.2%)
[7]	Republic of Bulgaria	4.375%	5/13/31	250	289
Chile (0.6%)
[3,4]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	540	547
[3]	Empresa Nacional del Petroleo	5.250%	11/6/29	200	193
					740
Colombia (1.1%)
	Ecopetrol SA	8.625%	1/19/29	983	1,050
[3]	Republic of Colombia	8.000%	4/20/33	200	219
[3]	Republic of Colombia	8.750%	11/14/53	200	230
					1,499
Costa Rica (0.2%)
[3,4]	Republic of Costa Rica	7.300%	11/13/54	300	325
Dominican Republic (0.7%)
[3]	Dominican Republic	6.000%	7/19/28	900	902
Ecuador (0.4%)
[3]	Republic of Ecuador	6.000%	7/31/30	670	313
[3]	Republic of Ecuador	3.500%	7/31/35	481	173
[3]	Republic of Ecuador	2.500%	7/31/40	95	30
					516
Egypt (0.5%)
[3]	Arab Republic of Egypt	8.500%	1/31/47	200	125
[3]	Arab Republic of Egypt	8.700%	3/1/49	450	283
[3]	Arab Republic of Egypt	8.875%	5/29/50	200	128
[3]	Arab Republic of Egypt	8.750%	9/30/51	200	127
					663
El Salvador (0.1%)
[3]	Republic of El Salvador	8.625%	2/28/29	85	76
Germany (0.1%)
[7]	Federal Republic of Germany	1.250%	8/15/48	97	87
Ghana (0.1%)
[3,8]	Republic of Ghana	8.950%	3/26/51	200	86
Guatemala (0.5%)
[3]	Republic of Guatemala	4.375%	6/5/27	200	192
[3]	Republic of Guatemala	5.250%	8/10/29	500	491
					683
Hungary (0.1%)
[3,7]	Republic of Hungary	0.125%	9/21/28	200	184
Indonesia (0.1%)
[3]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	200	189
Ivory Coast (0.3%)
[3,7]	Ivory Coast Government Bond	6.625%	3/22/48	400	352
Mexico (1.6%)
	Petroleos Mexicanos	6.875%	8/4/26	200	194
	Petroleos Mexicanos	6.500%	6/2/41	46	31
	Petroleos Mexicanos	5.625%	1/23/46	800	487
	Petroleos Mexicanos	6.750%	9/21/47	459	302
	Petroleos Mexicanos	6.950%	1/28/60	54	36
[3]	United Mexican States	2.659%	5/24/31	938	793
[3]	United Mexican States	6.350%	2/9/35	264	276
					2,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Morocco (0.6%)
[3]	Kingdom of Morocco	6.500%	9/8/33	540	571
[3]	OCP SA	5.125%	6/23/51	290	221
					792
Nigeria (0.3%)
[3]	Federal Republic of Nigeria	7.375%	9/28/33	200	171
[3]	Federal Republic of Nigeria	7.625%	11/28/47	200	160
					331
Oman (0.8%)
[3]	Oman Government Bond	4.750%	6/15/26	600	593
[3]	Oman Government Bond	6.500%	3/8/47	200	204
[3]	Oman Government Bond	6.750%	1/17/48	300	314
					1,111
Panama (0.7%)
	Republic of Panama	7.125%	1/29/26	300	307
[3]	Republic of Panama	4.300%	4/29/53	200	134
[3]	Republic of Panama	3.870%	7/23/60	200	120
[3]	Republic of Panama	4.500%	1/19/63	600	393
					954
Paraguay (0.5%)
[3]	Paraguay Government Bond	2.739%	1/29/33	200	164
[3]	Paraguay Government Bond	3.849%	6/28/33	600	532
					696
Peru (0.6%)
[3]	Petroleos del Peru SA	5.625%	6/19/47	550	339
[3]	Republic of Peru	2.783%	1/23/31	545	474
					813
Philippines (0.3%)
	Republic of the Philippines	2.457%	5/5/30	500	443
Poland (0.1%)
[3,7]	Republic of Poland	4.250%	2/14/43	100	116
Romania (0.7%)
[3,7]	Republic of Romania	6.625%	9/27/29	200	236
[3,7]	Republic of Romania	1.750%	7/13/30	700	623
					859
Saudi Arabia (0.3%)
[3]	Kingdom of Saudi Arabia	5.000%	1/18/53	200	188
[3]	Saudi Arabian Oil Co.	3.500%	4/16/29	220	209
					397
Senegal (0.3%)
[3]	Republic of Senegal	6.250%	5/23/33	235	210
[3]	Republic of Senegal	6.750%	3/13/48	250	198
					408
Serbia (0.3%)
[3,7]	Serbia International Bond	3.125%	5/15/27	430	453
South Africa (1.0%)
	Republic of South Africa	4.850%	9/30/29	1,000	937
	Republic of South Africa	5.750%	9/30/49	400	319
					1,256
Ukraine (0.1%)
[3,8]	Ukraine Government Bond	7.750%	9/1/26	350	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,8]	Ukraine Government Bond	7.375%	9/25/34	300	71
					169
Total Sovereign Bonds (Cost $18,427)					18,537
				Shares
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[9]	Vanguard Market Liquidity Fund (Cost $2,337)	5.435%		23,379	2,337
Total Investments (100.1%) (Cost $130,204)					132,327
Other Assets and Liabilities—Net (-0.1%)					(175)
Net Assets (100%)					132,152
Cost is in $000.
1	Securities with a value of $152,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $314,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $48,319,000, representing 36.6% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Guaranteed by the Republic of Azerbaijan.
7	Face amount denominated in euro.
8	Non-income-producing security—security in default.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2024	11	2,265	7
10-Year U.S. Treasury Note	March 2024	18	2,032	18
Long U.S. Treasury Bond	March 2024	2	250	2
Ultra 10-Year U.S. Treasury Note	March 2024	6	708	1
Ultra Long U.S. Treasury Bond	March 2024	11	1,470	91
				119

Short Futures Contracts
5-Year U.S. Treasury Note	March 2024	(35)	(3,807)	(7)
Euro-Bobl	March 2024	(9)	(1,185)	(3)
Euro-Bund	March 2024	(4)	(606)	(16)
Euro-Buxl	March 2024	(2)	(313)	(13)
				(39)
				80

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	1/30/24	MXN	283	USD	16	—	—
Citibank, N.A.	1/30/24	USD	1,896	EUR	1,729	—	(16)
State Street Bank & Trust Co.	1/30/24	USD	427	EUR	385	2	—
BNP Paribas	1/30/24	USD	53	EUR	48	—	—
State Street Bank & Trust Co.	1/30/24	USD	17	EUR	15	—	—
JPMorgan Chase Bank, N.A.	1/30/24	USD	4	EUR	3	—	—
Credit Agricole CIB	1/30/24	USD	1	EUR	1	—	—
						2	(16)
EUR—euro.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S41-V2	12/20/28	USD	3,917	5.000	231	132
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of the Philippines/Baa2	12/20/28	GSI	515	1.000	8	5	3	—
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	11,289	—	11,289
Corporate Bonds	—	96,749	—	96,749
Floating Rate Loan Interests	—	3,415	—	3,415
Sovereign Bonds	—	18,537	—	18,537
Temporary Cash Investments	2,337	—	—	2,337
Total	2,337	129,990	—	132,327

Derivative Financial Instruments
Assets
Futures Contracts[1]	119	—	—	119
Forward Currency Contracts	—	2	—	2
Swap Contracts	132[1]	3	—	135
Total	251	5	—	256
Liabilities
Futures Contracts[1]	39	—	—	39
Forward Currency Contracts	—	16	—	16
Total	39	16	—	55
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.